UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400


Signature, Place and Date of Signing:

/s/ Robert Horwitz          Saddle River, New Jersey        February 14, 2006
-----------------------   ----------------------------   ---------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $109,622
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number             Name
28-10537                         RH Capital Associates Number One, L.P.

                           FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN 2     COLUMN 3      COLUMN 4     COLUMN 5        COLUMN 6        COLUMN 7      COLUMN 8
                                                                                       INVESTMENT
                                                                                       DISCRETION                 VOTING AUTHORITY
                               TITLE                    VALUE     SHARES/  SH/  PUT/                    OTHER
NAME OF ISSUER                 OF CLASS     CUSIP       (x$1000)  PRN AMT  PRN  CALL  SOLE     SHARED   MGRS  SOLE    SHARED   NONE
--------------                 --------     -----       --------  -------  ---  ----  ----     ------   ----  ----    ------   ----
ADVANCE AMER CASH ADVANCE CT   COM          00739w107    1550      125000   SH         22500   102500   (1)    22500  102500
AGILE SOFTWARE CORP DEL        COM          00846x105     976      163250   SH         29385   133865   (1)    29385  133865
ALASKA COMMUNICATIONS SYS GR   COM          01167p101    1524      150000   SH                 150000   (1)           150000
AMERICAN EAGLE OUTFITTERS NE   COM          02553e106   11732      510531   SH        125771   384760   (1)   125771  384760
AMERICAN INTL GROUP INC        COM          026874107   10234      150000   SH         30000   120000   (1)    30000  120000
CHEMTURA CORP                  COM          163893100   11135      876800   SH        157824   718976   (1)   157824  718976
CINCINNATTI BELL INC NEW       COM          171871106     634      180700   SH         32526   148174   (1)    32526  148174
EMMIS COMMUNICATIONS CORP      CLA          291525103     995       50000   SH          9000    41000   (1)     9000   41000
EXPEDIA INC DEL                COM          30212p105     971       40510   SH                  40510   (1)            40510
FINISH LINE INC                CLA          317923100    1013       58177   SH         10472    47705   (1)    10472   47705
FLEETWOOD ENTERPRISES INC      COM          339099103    2451      198500   SH         35730   162770   (1)    35730  162770
GTECH HLDNGS CORP              COM          400518106     845       26616   SH          4790    21826   (1)     4790   21826
INSPIRE PHARMACEUTICALS INC    COM          457733103     899      176880   SH        176880            (1)   176880
INTERNET CAP GROUP NEW         COM NEW      46059C106     354       43100   SH         43100            (1)    43100
IPSCO                          COM          462622101    2456       29600   SH          5328    24272   (1)     5328   24272
LEVITT CORP                    CLA          52742p108    1646       72400   SH         13032    59368   (1)    13032   59368
LIBERTY MEDIA CORP NEW         COM SER A    530718105    4328      550000   SH         99000   451000   (1)    99000  451000
LONE STAR TECHNOLOGIES INC     COM          542312103    2542       49200   SH          9000    40200   (1)     9000   40200
MAGMA DESIGN AUTOMATION        COM          559181102    2314      275146   SH         59501   215645   (1)    59501  215645
MAIDENFORM BRANDS INC          COM          560305104    2115      167091   SH         78777    88314   (1)    78777   88314
MICROMUSE INC                  COM          595094103   11375     1150182   SH        240640   909542   (1)   240640  909542
PAXAR CORP                     COM          704227107    2377      121100   SH         27044    94056   (1)    27044   94056
PETSMART INC                   COM          716768106     613       23877   SH         23877            (1)    23877
POLO RALPH LAUREN CORP         CLA          731572103    8089      245118   SH         12437    53563   (1)    12437   53563
PRECISION DRILLING TR          TR UNIT      740215108    3705       66000   SH                 245118   (1)           245118
RENT A CTR INC NEW             COM          76009n100    1782       94500   SH         17010    77490   (1)    17010   77490
SCHOOL SPECIALTY INC           COM          807863105    1093       30000   SH          5400    24600   (1)     5400   24600
SOTHEBYS HLDGS INC             CLA          835898107    1432       78000   SH         15140    62860   (1)    15140   62860
SPRINT NEXTEL CORP             COM FON      852061100   10051      430250   SH         77445   352805   (1)    77445  352805
TYCO INT'L LTD NEW             COM          902124106    8427      292000   SH                 292000   (1)           292000

Total                                                  109622




SK 42255 0001 641934